Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	COMMUNICATION SERVICES — 6.4%
21,621	Alphabet, Inc. - Class A	$3,532,439
21,675	Alphabet, Inc. - Class C	3,578,759
4,775	Netflix, Inc.*	3,348,946
34,954	Trade Desk, Inc. - Class A*	3,653,742
		14,113,886
	CONSUMER DISCRETIONARY — 11.2%
50,450	Amazon.com, Inc.*	9,005,325
22,018	Five Below, Inc.*	1,660,818
28,828	Floor & Decor Holdings, Inc. - Class A*	3,241,420
25,801	Grand Canyon Education, Inc.*	3,741,403
34,252	Starbucks Corp.	3,239,212
18,162	Tesla, Inc.*	3,888,666
		24,776,844
	FINANCIALS — 5.8%
5,459	Kinsale Capital Group, Inc.	2,680,860
12,432	S&P Global, Inc.	6,380,600
13,279	Visa, Inc. - Class A	3,669,917
		12,731,377
	HEALTH CARE — 18.2%
9,171	Align Technology, Inc.*	2,175,545
5,892	Charles River Laboratories International, Inc.*	1,165,143
20,144	Danaher Corp.	5,424,981
22,702	Ensign Group, Inc.	3,436,175
8,324	IDEXX Laboratories, Inc.*	4,006,591
12,126	Medpace Holdings, Inc.*	4,308,004
104,647	Privia Health Group, Inc.*	2,107,590
10,090	UnitedHealth Group, Inc.	5,955,118
26,882	Veeva Systems, Inc. - Class A*	5,818,340
17,946	West Pharmaceutical Services, Inc.	5,628,404
		40,025,891
	INDUSTRIALS — 17.4%
4,290	Cintas Corp.	3,453,965
92,016	Fastenal Co.	6,282,852
38,576	HEICO Corp.	9,897,059
20,324	Paycom Software, Inc.	3,308,341
8,793	Paylocity Holding Corp.*	1,419,190
54,648	RB Global, Inc.[1]	4,706,832
101,144	Rollins, Inc.	5,075,406
15,783	Verisk Analytics, Inc. - Class A	4,305,918
		38,449,563

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 36.8%
28,180	Analog Devices, Inc.	$6,617,791
12,432	ANSYS, Inc.*	3,995,893
1,550	Fair Isaac Corp.*	2,681,919
30,324	Globant S.A.*,1	6,132,726
18,216	Guidewire Software, Inc.*	2,709,994
38,720	Microsoft Corp.	16,151,661
6,180	Motorola Solutions, Inc.	2,731,807
143,241	NVIDIA Corp.	17,098,678
23,243	Salesforce, Inc.	5,878,155
8,000	ServiceNow, Inc.*	6,840,000
13,531	Tyler Technologies, Inc.*	7,954,469
31,873	Workiva, Inc. - Class A*	2,491,512
		81,284,605
	REAL ESTATE — 3.0%
85,584	CoStar Group, Inc.*	6,615,643
	TOTAL COMMON STOCKS
	(Cost $86,287,606)	217,997,809
	SHORT-TERM INVESTMENTS — 1.3%
2,920,151	Fidelity Institutional Treasury Fund, 5.09%[2]	2,920,151
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,920,151)	2,920,151
	TOTAL INVESTMENTS — 100.1%
	(Cost $89,207,757)	220,917,960
	Liabilities Less Other Assets — (0.1)%	(145,889)
	NET ASSETS — 100.0%	$220,772,071

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.